Investment Objectives and Goals - Oakmark U.S. Large Cap ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark U.S. Large Cap ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark U.S. Large Cap ETF seeks long-term capital appreciation.